NON-CONTROLLING INTEREST (Details) - USD ($)		12 Months Ended
	Sep. 15, 2021	Dec. 31, 2021
NON-CONTROLLING INTEREST
Percentage of non controlling interest	49.00%
Contribution from non-controlling interest	$ 2,118,240	$ 2,118,240